FORM N-PX
Annual Report of Proxy voting Record of Registered Management Investment Company




Investment Company Act file number  811-08897
                                   ------------------

              Sparrow Funds
--------------------------------------------
(Exact name of registrant as specified in charter)

         225 S. Meramec Ave, Suite 732 Tower, St.  Louis, MO 63105
-----------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Freddie Jacobs
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN  46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end:   8/31
                        --------------------

Date of reporting period:  06/30/04

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

SPARROW GROWTH FUND
PROXY VOTING HISTORY


                                                                                      Matter proposed           Fund cast its vote
Ticker    Cusip       Name                      Shareholder   Description of        by: management(m)   Vote:    for management or
                                                meeting date  matter(s) voted on    shareholders (s)            against management
-----------------------------------------------------------------------------------------------------------------------------------
BBY      086516101   Best Buy Co. Inc.          06/24/04        Nominees                        M         For             For
                                                                Proposal to ratify the
                                                                appointment of Ernst &
                                                                Young LLP as the company's
                                                                independent auditor for
                                                                the current fiscal year         M         For             For
                                                                Proposal to approve the
                                                                company's 2004 omnibus
                                                                stock and incentive
                                                                plan.                           M         For             For
CFC      222372104   Countrywide Financial
                        Corp.                   06/16/04        Nominees                                  For
                                                                To approve and amend the
                                                                company's 2000 equity
                                                                incentive program.              M         For             For
FCFS     31942D107   First Cash Financial
                        Services                06/15/04        Nominees                        M         For             For
                                                                Approve the adoption of the
                                                                amended and restated certificate
                                                                of incorporation to increase
                                                                the number of authorized shares
                                                                of common stock from
                                                                20,000,000 to 90000000.         M         For             For
                                                                Approve the adoption of the
                                                                FCFS 2004 long term incentive
                                                                plan.                           M         For             For
                                                                Ratification of the selection
                                                                of Hein & Assoc. LLP as
                                                                independent auditors for the
                                                                year ending 12/31/2004.         M         For             For
WYE      983024100   Wyeth                      04/22/04        Nominees                        M         For             For
                                                                Ratification of principal
                                                                independent public accountants  M         For             For
                                                                Adoption of the stockholder
                                                                proposal on access to and
                                                                affordibility of prescription
                                                                drugs                           S         Against         For
                                                                Adoption of the stockholder
                                                                proposal on animal testing      S         Against         For
SRE      816851109   Sempra Energy              05/04/04        Nominees                        M         For             For
                                                                Re-approval of long-term
                                                                incentive plan performance
                                                                goals.                          M         For             For
                                                                Ratification of independent
                                                                auditors.                       M         For             For
                                                                Proposal regarding annual
                                                                election of derectors           S         Against         For
                                                                Proposal regarding shareholder
                                                                rights plan.                    S         Against         For
                                                                Proposal regarding auditor
                                                                services.                       S         Against         For
                                                                Proposal regarding independent
                                                                chairman of the board.          S         Against         For
SAP      803054204   SAP AG                     05/06/04        Resolution on the appropriation
                                                                of the retained earnings of the
                                                                fiscal year 2003.               M         For             For
                                                                Reolution on the formal
                                                                approval of the acts of the
                                                                executive board in the fiscal
                                                                year 2003.                      M         For             For
                                                                Resolution on the formal
                                                                approval of the acts of the
                                                                supervisory board in 2003.      M         For             For
                                                                Appointment of the auditor of the
                                                                financial statement and
                                                                consolidated finanacial statements
                                                                for the fiscal year 2004.       M         For             For
                                                                Resolution on adjustments to
                                                                section 4 of the articles of
                                                                association.                    M         For             For
                                                                Resolution on the authorization
                                                                to acquire and use treasury
                                                                shares.                         M         For             For
                                                                Resolution on the authorization
                                                                to use equity derivatives in
                                                                connection with the acquisition
                                                                of treasury shares.             M         For             For
MRO      565849106   Marathon Oil               04/28/04        Nominees                        M         For             For
                                                                Ratification of Pricewaterhouse
                                                                Coopers LLP as independent
                                                                auditors.                       M         For             For
                                                                Stockholder proposal to adopt
                                                                a climate change resolution.    S         Against         For
                                                                Stockholder proposal to limit
                                                                severance compensation for
                                                                senior execs.                   S         Against         For
MI       571834100   Marshall & Isley           04/27/04        Nominees                        M         For             For
NXTL     65332V103   Nextel Communications Inc. 05/27/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of DT as the company's
                                                                independent auditors for 2004.  M         For             For
                                                                Approval of the Nextel Comm.
                                                                Inc. amended and restated
                                                                associate stock purchase plan.  M         For             For
FNM      313586109   Fannie Mae                 05/25/04        Nominees                        M         For             For
                                                                Ratification of the selection
                                                                of auditors.                    M         For             For
                                                                Approval of an amendment to the
                                                                employee stock purchase plan.   M         For             For
                                                                Stockholder proposal to
                                                                reinstate cumulative voting.    S         Against         For
LUV      844741108   Southwest Airlines         05/19/04        Nominees                        M         For             For
                                                                Ratification of selection of
                                                                auditor (item 2) on page 19 of
                                                                the proxy statement.            M         For             For
AVP      054303102   Avon Products              05/06/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of independent accountants.     M         For             For
                                                                Approval of the amendment to
                                                                restated certificate of
                                                                incorporation to increase
                                                                authorized shares of common
                                                                stock.                          M         For             For
                                                                Resolution regarding
                                                                elimination of classified
                                                                board.                          S         Against         For
                                                                Resolution regarding report on
                                                                removal of parabens.            S         Against         For
                                                                Resolution regarding report on
                                                                removal of dibutyl phthalate.   S         Against         For
TK       Y8564W103   Teekay Shipping Corp.     06/01/04         Nominees                        M         For             For
                                                                Ratify the selection of
                                                                Ernst & Young LLP as the
                                                                company's independent auditors
                                                                for the fiscal year ending
                                                                12/31/2004.                     M         For             For
BAC      060505104   Bank of America Corp.     05/26/04         Nominees                        M         For             For
                                                                Ratification of independent
                                                                public accountants.             M         For             For
                                                                Stockholder Proposal - annual
                                                                meeting date.                   S         Against         For
                                                                SP - nomination of directors.   S         Against         For
                                                                SP - charitable contributions.  S         Against         For
                                                                SP - mutual fund trading
                                                                policies.                       S         For             Against
                                                                SP - privacy and information
                                                                security.                       S         Against         For
SWH      824348106   The Sherwin-Williams Co.  04/28/04         Nominees                        M         For             For
                                                                Amendments to regulations to
                                                                permit use of communications
                                                                equipment and other changes.    S         For             For
                                                                Amendments to regulations to
                                                                provide notice and other
                                                                procedures for shareholder
                                                                meetings.                       S         For             For
                                                                Amendments to regulations to
                                                                provide notice and other
                                                                procedures for shareholders to
                                                                nominate directors.             S         For             For
                                                                Ratification of appointment of
                                                                independent auditors.           M         For             For
ECA      292505104   Encana Corp.               04/28/04        Nominees                        M         For             For
                                                                Appointment of auditors --
                                                                Pricewaterhouse Coopers LLP at
                                                                a remuneration to be fixed by
                                                                the board of directors.         M         For             For
                                                                Confirmation of new by-law no.
                                                                1 (as described on page 8 and in
                                                                appendix A of the accompanying
                                                                info. circular).                M         For             For
                                                                Approval of amendments and
                                                                reconfirmation of the shareholder
                                                                rights plan (as  described on
                                                                pages 8-11 and in appendix B of
                                                                the accompanying circular).     M         For             For
ATG      001204106   AGL Resources Inc.         04/28/04        Nominees                        M         For             For
AU       035128206   Anglogold Ltd.             04/29/04        Ordinary resolution no. 1:
                                                                adoption of financial
                                                                statements.                     M         For             For
                                                                Ordinary resolution no. 2:
                                                                re-election of director
                                                                Mr. JG Best .                   M         For             For
                                                                Ordinary resolution no. 3:
                                                                re-election of director
                                                                Mrs. E Le R Bradley.            M         For             For
                                                                Ordinary resolution no. 4:
                                                                re-election of director
                                                                Mr. AG Trahar.                  M         For             For
                                                                Ordinary resolution no. 5:
                                                                placement of unissued shares
                                                                under the control of the
                                                                directors.                      M         For             For
BA       097023105   The Boeing Co.             05/03/04        Nominees                        M         For             For
                                                                Approve ammendments to
                                                                eliminate certain supermajority
                                                                vote requirements.              M         For             For
                                                                Advise on appointment of
                                                                Deloitte & Touche LLP as
                                                                independent auditors.           M         For             For
                                                                Prepare a report on military
                                                                contracts.                      S         Against         For
                                                                Adpopt human rights policy.     S         Against         For
                                                                Declassify the board of
                                                                directors.                      S         Against         For
                                                                Adopt simple majority vote.     S         Against         For
                                                                Require approval of severance
                                                                agreements.                     S         Against         For
                                                                Adopt retention of stock
                                                                policy.                         S         Against         For
                                                                Give employees choice of pension
                                                                plans at retirement or
                                                                termination.                    S         Against         For
UCBH     90262T308   UCBH Holdings Inc.         04/29/04        Nominees                        M         For             For
                                                                The approval of the ammendment
                                                                to the company's amended and
                                                                restated certificate of
                                                                incorporation to delete section
                                                                C of article fourth.            M         For             For
                                                                The ratification of the
                                                                appointment of PWC LLP as the
                                                                company's independent auditors
                                                                for the year ending 12/31/2004. M         For             For
UST      902911106   UST Inc.                   05/04/04        Nominees                        M         For             For
                                                                To ratify and approve Ernst &
                                                                Young LLP as independent
                                                                auditors for 2004.              M         For             For
                                                                Stockholder proposal.           S         no recommendation
                                                                Stockholder proposal.           S         Against         For
MMC      571748102   Marsh & McClennas Cos.     05/20/04        Nominees                        M         For             For
                                                                Ratification of Deloitte &
                                                                Touche LLP as independent
                                                                auditors for 2004.              M         For             For
CTB      216831107   Cooper Tire & Rubber Co.   05/04/04        Nominees                        M         For             For
                                                                To request that the board of
                                                                directors and the audit
                                                                committee adopt a policy that
                                                                the selection of the company's
                                                                independent auditor be submitted
                                                                to the company's shareholders for
                                                                their ratification at the
                                                                company's annual meeting.       S         Against         For
RBK      758110100   Reebok Intl. Ltd.          05/04/04        Nominees                        M         For             For
                                                                To approve amendments to the
                                                                2001 equity incentive and
                                                                director deferred comp plan,
                                                                which include the issuance up to
                                                                3,000,000 additional new shares
                                                                of common stock.                M         For             For
                                                                To ratify the appointment of
                                                                Ernst & Young LLP as the
                                                                company's independent auditors
                                                                to serve for 2004.              M         For             For
CHD      171340102   Church & Dwight Co.        05/06/04        Nominees                        M         For             For
                                                                Ratify the appointment of
                                                                Deloitte & Touche LLP as
                                                                independent auditors of the
                                                                company's 2004 financial
                                                                statements.                     M         For             For
DELL     24702R101   Dell Inc.                  07/16/04        Nominees                        M         For             For
                                                                Ratification of independent
                                                                auditors.                       M         For             For
                                                                Stockholder proposal relating
                                                                to expensing stock options.     S         For             Against
PD       717265102   Phelps Dodge               05/28/04        Nominees                        M         For             For
                                                                SP regarding charitable
                                                                contributions.                  S         Against         For
WMT      931142103   Wal-Mart Stores, Inc.      06/04/04        Nominees                        M         For             For
                                                                Approval of the ASDA colleague
                                                                share ownership plan 1999.      M         For             For
                                                                Approval of the ASDA sharesave
                                                                plan 2000.                      M         For             For
                                                                Approval of the Walmart Stores
                                                                Inc. 2004 associate stock
                                                                purchase plan.                  M         For             For
                                                                Ratification of the appointment
                                                                of  independent accountants.    M         For             For
                                                                A SP regarding an independent
                                                                chairman.                       S         Against         For
                                                                A SP regarding a sustainability
                                                                report.                         S         Against         For
                                                                A SP regarding equity
                                                                compensation.                   S         Against         For
                                                                A SP regarding genetically
                                                                engineered food products.       S         Against         For
                                                                A SP regarding an equal
                                                                employment  opportunity report. S         Against         For
                                                                A SP regarding shareholder
                                                                approval of participation in
                                                                the officer deferred comp plan. S         Against         For
NYB      649445103   New York Comm. Bancorp
                        Inc.                    05/19/04        Nominees                        M         For             For
                                                                The ratification of the
                                                                appointment of KPMG LLP as
                                                                independent auditors of NYB
                                                                for fiscal year ending 12/31/04.M         For             For
DVA      23918K108   Davita Inc.                05/24/04        Nominees                        M         For             For
AMZN     023135106   Amazon.com Inc.            05/25/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of Ernst & Young LLP as
                                                                independent auditors.           M         For             For
                                                                Shareholder proposal performance
                                                                and time based restricted share
                                                                program for executives.         S         Against         For
BBBY     075896100   Bed Bath & Beyond Inc.     07/01/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of KPMG LLP.                    M         For             For
                                                                Ratification of the adoption of
                                                                the 2004 incentive compensation
                                                                plan.                           M         For             For
                                                                SP: glass ceiling report.       S         Against         For
                                                                SP: executive stock holdings.   S         Against         For
ABS      013104104   Albertson's Inc.           06/10/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of independent auditors.        M         For             For
                                                                Approval of the Albertson's 2004
                                                                equity and performance incentive
                                                                plan.                           M         For             For
                                                                SP regarding majority vote for
                                                                director elections.             S         Against         For
                                                                SP regarding simple majority
                                                                voting.                         S         Against         For
                                                                SP regarding executive severance
                                                                agreements.                     S         Against         For
                                                                SP regarding classified board.  S         Against         For
CBH      200519106   Commerce Bancorp Inc.      06/11/04        Nominees                        M         For             For
                                                                The approval of the 2004 esop
                                                                as more fully described in the
                                                                accompanying statement.         M         For             For
                                                                The amendment to the company's
                                                                restated certificate of
                                                                incorporation to increase the
                                                                number of shares of common stock
                                                                that bancorp is authorized to
                                                                issue by 350,000,000 shares as
                                                                more fully described in the
                                                                accompanying stmt.              M         For             For
                                                                The ratification of the
                                                                appointment of auditors, as
                                                                more fully described in the
                                                                stmt.                           M         For             For
DLTR     256747106   Dollar Tree Stores, Inc.   06/17/04        Nominees                        M         For             For
                                                                Amendment to bylaws.            M         For             For
                                                                Amendment to the 2003 equity
                                                                incentive plan.                 M         For             For
                                                                Proposal to approve the 2004
                                                                executive officer equity plan.  M         For             For
                                                                Proposal to approve the 2004
                                                                executive officer cash bonus
                                                                plan.                           M         For             For
SRCL     858912108   Stericycle Inc.            05/11/04        Nominees                        M         For             For
                                                                Ratification of appointment of
                                                                Ernst & Young LLP as the
                                                                company's independent public
                                                                accountants for the year ending
                                                                12/31/2004.                     M         For             For
                                                                If presented, a stockholder
                                                                proposal regarding a report on
                                                                the cessation of incineration.  S         Against         For
FAF      318522307   First American Corp.       05/13/04        Nominees                        M         For             For
ED       209115104   Consolidated Edison Inc.   05/17/04        Nominees                        M         For             For
                                                                Ratification of appointment of
                                                                independent public accountants. M         For             For
                                                                Approval of stock purchase plan.M         For             For
                                                                Additional compensation
                                                                information.                    S         Against         For
INTC     458140100   Intel Corp.                05/19/04        Nominees                        M         For             For
                                                                Ratification of selection of
                                                                independent auditors.           M         For             For
                                                                Approval of the 2004 equity
                                                                incentive plan.                 M         For             For
                                                                Stockholder proposal requesting
                                                                the expensing of stock options. S         For             Against
                                                                SP requesting the use of
                                                                performance vesting stock.      S         For             Against
                                                                SP requesting the use of
                                                                performance based stock options.S         For             Against
CEG      210371100   Constellation Energy Group
                        Inc.                    05/21/04        Nominees                        M         For             For
                                                                Ratification of PWC LLP as
                                                                independent auditors for 2004.  M         For             For
ESRX     302182100   Express Scripts, Inc.      05/26/04        Nominees                        M         For             For
                                                                Approval and ratification of
                                                                the proposed amendment to the
                                                                company's amended and restated
                                                                certificate of incorporation to
                                                                increase the number of authorized
                                                                shares of the company's common
                                                                stock from 181,000,000 shares
                                                                to 275,000,000 shares.          M         For             For
                                                                Ratification of the appointment
                                                                of PWC LLP as the company's
                                                                independent accountants for
                                                                2004.                           M         For             For
BKT      09247F100   Blackrock Income Trust     05/26/04        Nominees                        M         For             For
HCA      404119109   HCA Inc.                   05/27/04        Nominees                        M         For             For
                                                                Ratification of Ernst & Young
                                                                LLP as HCA's independent
                                                                auditor, as described in the
                                                                proxy statement.                M         For             For
                                                                Approval of the HCA Inc.
                                                                amended and restated management
                                                                stock purchase plan.            M         For             For
UTX      913017109   United Technologies        04/14/04        Nominees                        M         For             For
                                                                Appointment of independent
                                                                auditors                        M         For             For
                                                                Shareowner proposal concerning
                                                                disclosure of executive
                                                                compensation                    S         Against         For
                                                                Shareowner proposal concerning
                                                                ethical criteria for military
                                                                contracts                                 Against         For
                                                                Shareowner proposal concerning
                                                                performance based senior
                                                                executive stock options         S         For             Against
                                                                Shareowner proposal concerning
                                                                an independent chairman of the
                                                                board                           S         Against         For
WM       939322103   Washington Mutual          04/20/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of Deloitte & Touche LLP as the
                                                                company's independent auditors
                                                                for 2004                        M         For             For
                                                                Shareholder proposal relating
                                                                to a specific compensation
                                                                program                         S         Against         For
MWD      617446448   Morgan Stanley             04/20/04        Nominees                        M         For             For
                                                                To ratify the appointment of
                                                                Deloitte & Touche LLP as
                                                                independent auditors            M         For             For
                                                                Shareholder proposal to
                                                                declassify the board of
                                                                directors                       S         Against         For
                                                                Shareholder proposal to require
                                                                shareholder approval of "golden
                                                                parachute" agreements           S         Against         For
                                                                Shareholder proposal to disclose
                                                                political contributions         S         Against         For
RIG      G90078109   Transocean Inc,            05/13/04        Nominees                        M         For             For
                                                                Approval of the amendment of
                                                                our long-term incentive plans
                                                                as described in the proxy
                                                                statement                       M         For             For
                                                                Approval of the appointment of
                                                                Ernst & Young LLP to serve as
                                                                independent auditors            M         For             For
GCI      364730101   Gannett Co., Inc.          05/04/04        Nominees                        M         For             For
                                                                Proposal to ratify
                                                                Pricewaterhouse Coopers LLP as
                                                                the company's auditors          M         For             For
                                                                Proposal to amend 2001 omnibus
                                                                incentive compensation plan     M         For             For
                                                                Shareholder proposal concerning
                                                                executive compensation          S         Against         For
BRK      084670207   Berkshire Hathaway Inc.    05/01/04        Nominees                        M         For             For
                                                                Shareholder proposal: to approve
                                                                the stockholder proposal with
                                                                respect to political
                                                                contributions                   S         Against         For
KO       191216100   Coca-Cola Co.              04/21/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of Ernst & Young LLP as
                                                                independent auditors            M         For             For
                                                                Shareowner proposal regarding
                                                                report relating to global
                                                                HIV/AIDS pandemic               S         For             For
                                                                Shareowner proposal regarding
                                                                stock option glass ceiling
                                                                report                          S         Against         For
                                                                Shareowner proposal regarding
                                                                executive compensation          S         Against         For
                                                                Shareowner proposal regarding
                                                                restricted stock                S         Against         For
                                                                Shareowner proposal regarding
                                                                senior executive participation
                                                                in company's compensation and
                                                                deferral investment program     S         Against         For
                                                                Shareowner proposal on China
                                                                business principles             S         Against         For
                                                                Shareowner proposal regarding
                                                                separate positions of CEO and
                                                                chairman                        S         Against         For
ABT      002824100   Abbott Laboratories        04/23/04        Nominees                        M         For             For
                                                                Ratification of Deloitte &
                                                                Touche LLP as auditors          M         For             For
                                                                Shareholder proposal--
                                                                prescription drugs              S         Against         For
                                                                Shareholder proposal--political
                                                                contributions                   S         Against         For
                                                                Shareholder proposal--option
                                                                grants for senior executives    S         Against         For
                                                                Shareholder proposal--global
                                                                infectious diseases.            S         Against         For
TSCO     892356106   Tractor Supply Co.         04/15/04        Nominees                        M         For             For
                                                                Ratification of the appointment
                                                                of Ernst & Young LLP as
                                                                independent auditors for the
                                                                fiscal year ending 12/25/2004.  M         For             For
                                                                Approval of 2004 cash incentive
                                                                plan                            M         For             For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Sparrow Funds

By    /s/ Gerald Sparrow
 ------------------------------------
        Gerald Sparrow, President

Date    08/26/04
    ---------------------------------